UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2016

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 101.4%
Education - 3.8%
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.500%	9/1/54	$800,000	$800,000	(a)(b)

Finance - 1.7%
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.540%	4/1/39	365,000	365,000	(a)(b)

General Obligation - 16.8%
California State, GO, Kindergarten, LOC-Citibank N.A.	0.500%	5/1/34	600,000	600,000	(a)(b)
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.490%	10/1/41	500,000	500,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.510%	1/1/21	400,000	400,000	(a)(b)
Los Angeles County, CA, GO, TRAN	3.000%	6/30/17	750,000	760,034
Los Angeles, CA, GO, TRAN	2.000%	3/30/17	500,000	502,293
San Bernardino County, CA, GO, TRAN	2.000%	6/30/17	750,000	755,813

Total General Obligation				3,518,140

Health Care - 15.6%
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.540%	3/1/47	100,000	100,000	(a)(b)
Health Facility, Dignity Health, LOC-Bank of Montreal	0.520%	3/1/47	825,000	825,000	(a)(b)
Scripps Health, LOC-JPMorgan Chase	0.550%	10/1/23	435,000	435,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.560%	4/1/45	1,000,000	1,000,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.520%	4/1/33	100,000	100,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.520%	8/15/36	800,000	800,000	(a)(b)

Total Health Care				3,260,000

Housing: Multi-Family - 14.0%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	0.540%	5/15/35	750,000	750,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, LIQ-FHLMC	0.610%	11/1/36	700,000	700,000	(a)(b)(c)
David Avenue Apartments, LIQ-FHLMC	0.610%	12/1/42	580,000	580,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	0.600%	4/1/32	300,000	300,000	(a)(b)
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.450%	12/1/30	600,000	600,000	(a)(b)(c)

Total Housing: Multi-Family				2,930,000

Industrial Revenue - 2.3%
California Statewide CDA Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank	0.620%	9/1/20	485,000	485,000	(a)(b)

Miscellaneous - 0.5%
Livermore, CA, COP, LOC-U.S. Bank N.A.	0.510%	10/1/30	95,000	95,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pollution Control - 3.5%
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.710%	8/1/41	$500,000	$500,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.660%	10/1/37	225,000	225,000	(a)(b)(c)

Total Pollution Control				725,000

Public Facilities - 4.9%
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.590%	6/1/27	500,000	500,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.560%	11/1/23	425,000	425,000	(a)(b)
West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-Wells Fargo Bank N.A.	0.680%	8/1/18	100,000	100,000	(a)(b)

Total Public Facilities				1,025,000

Solid Waste/Resource Recovery - 7.7%
California State PCFA, Solid Waste Disposal Revenue:
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.630%	6/1/40	635,000	635,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.710%	11/1/41	675,000	675,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.710%	10/1/36	300,000	300,000	(a)(b)(c)

Total Solid Waste/Resource Recovery				1,610,000

Transportation - 8.1%
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.570%	4/1/38	800,000	800,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.530%	5/1/26	900,000	900,000	(a)(b)

Total Transportation				1,700,000

Utilities - 4.3%
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.540%	6/1/32	400,000	400,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, SPA-Royal Bank of Canada, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.510%	7/1/34	500,000	500,000	(a)(b)

Total Utilities				900,000

Water & Sewer - 18.2%
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.540%	8/1/37	955,000	955,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	0.520%	7/1/35	400,000	400,000	(a)(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/17	350,000	358,284
Metropolitan Water District of Southern California Revenue:
Special	0.510%	7/1/35	500,000	500,000	(a)(b)
Special	0.510%	7/1/35	400,000	400,000	(a)(b)
Otay, CA, COP, Capital Project, LOC-Union Bank N.A.	0.570%	9/1/26	590,000	590,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.560%	11/1/34	$600,000	$600,000	(a)(b)

Total Water & Sewer				3,803,284

TOTAL INVESTMENTS - 101.4% (Cost - $21,216,424#)				21,216,424
Liabilities in Excess of Other Assets - (1.4)%				(283,022)

TOTAL NET ASSETS - 100.0%				$20,933,402

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDA	— Communities Development Authority
COP	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$21,216,424	—	$21,216,424

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

The U.S. Securities and Exchange Commission has adopted certain reforms to the rules that govern money market funds (the “Reforms”). Under the Reforms, the Fund will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant share price of $1.00 if it meets the requirements of a retail money market fund. To meet these requirements, only accounts beneficially owned by natural persons (retail investors) may be invested in the Fund. The shares of any investor who does not qualify as a retail investor will be redeemed involuntarily by the Fund on September 30, 2016. Shareholders who are subject to involuntary redemption received a separate notification from the Fund. In addition, no later than October 14, 2016, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2017